Consolidated Balance Sheets Consolidated Balance Sheets Parenthetical Data - USD ($) shares in Thousands, $ / shares in Thousands, $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 1,648	$ 1,567
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	66,565	45,198
Common Stock, Shares, Outstanding	66,565	45,198